Inventories, net (Tables)	12 Months Ended
Dec. 31, 2020
Inventories, net
Inventories, net	December 31, ($ in millions) 2020 2019 Raw materials 1,785 1,760 Work in process 1,020 819 Finished goods 1,499 1,499 Advances to suppliers 165 106 Total 4,469 4,184